Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
C000116776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	First Trust Managed Futures Strategy Fund
Account Value	$ 11,165	$ 11,165	$ 11,165	$ 11,025	$ 10,322	$ 10,556	$ 10,308	$ 11,080	$ 9,770	$ 10,128	$ 9,406	$ 9,186	$ 8,968	$ 9,082	$ 9,395	$ 9,873	$ 9,698	$ 9,216	$ 9,523	$ 9,717	$ 9,949	$ 10,160	$ 10,000
Average Annual Return, Percent	8.17%	4.48%	1.11%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Account Value	$ 34,254	$ 34,254	$ 34,254	31,588	27,399	25,362	21,696	21,207	26,494	23,723	20,584	16,850	17,386	15,674	13,223	14,195	13,829	12,411	11,351	10,527	10,138	10,123	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
ICE BofA 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,914	$ 11,914	$ 11,914	$ 11,617	$ 11,320	$ 11,022	$ 10,780	$ 10,639	$ 10,625	$ 10,621	$ 10,619	$ 10,612	$ 10,549	$ 10,441	$ 10,314	$ 10,206	$ 10,124	$ 10,069	$ 10,038	$ 10,020	$ 10,005	$ 10,001	$ 10,000
Average Annual Return, Percent	5.25%	2.46%	1.77%